UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21761

Keeley Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Kevin Keeley
141 West Jackson Boulevard
Suite 2150
Chicago, IL 60604

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-786-5000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Keeley Gabelli Mid Cap Dividend Fund

Class A - KMDVX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Keeley Gabelli Mid Cap Dividend Fund - Class A (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund seeks long-term capital appreciation and current income through investments in equity securities of companies with a mid-sized market capitalization and that currently pay, or are reasonably expected to pay dividends to shareholders. Gabelli Funds, LLC (the Adviser) currently defines mid-cap market capitalization as securities within the range of the Russell Midcap® Value Index at the time of investment. The market cap range of the index changes daily, and as a result, the capitalization of small cap companies in which the Fund invests will also change. You can find additional information about the Fund at https://gabelli.com/ticker/KMDVX/. You can also request this information by contacting us at (800) 422-3554.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Gabelli Mid Cap Dividend Fund - Class A	$126	1.20%

How did the Fund perform?

During the fiscal year ended September 30, 2025, the Keeley Gabelli Mid Cap Dividend Fund underperformed its broad-based benchmark, the Russell 1000, while outperforming its comparative benchmark, the Russell Midcap Value Index. Outperformance by the largest stocks accounted for the shortfall to its broad-based benchmark. Good stock selection, particularly in the Industrials and Utilities sectors drove outperformance relative to the Midcap Value index.  NRG Energy, GE Vernova, and Jabil made the biggest positive impact while Fortune Brands, Olin, and Chemed detracted most.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	Keeley Gabelli Mid Cap Dividend Fund - Class A	Keeley Gabelli Mid Cap Dividend Fund - Class A (includes sales charge)	Russell 1000 Index	Russell Midcap Value Index
9/15	10,000	10,000	10,000	10,000
9/16	11,690	11,166	11,493	11,726
9/17	13,627	12,430	13,624	13,294
9/18	15,054	13,112	16,043	14,465
9/19	14,836	12,340	16,664	14,696
9/20	12,851	10,210	19,332	13,624
9/21	17,924	13,600	25,317	19,400
9/22	16,280	11,798	20,958	16,769
9/23	18,393	12,726	25,399	18,622
9/24	23,880	15,777	34,461	24,025
9/25	26,120	16,481	40,578	25,846

Average Annual Total Returns

	1 Year	5 Year	10 Year
Keeley Gabelli Mid Cap Dividend Fund - Class A	9.38%	15.24%	10.08%
Keeley Gabelli Mid Cap Dividend Fund - Class A (includes sales charge)	4.46%	14.18%	9.57%
Russell 1000 Index	17.75%	15.99%	15.04%
Russell Midcap Value Index	7.58%	13.66%	9.96%

Fund Statistics

  Total Net Assets$132,421,226
  Number of Portfolio Holdings83
  Portfolio Turnover Rate14%
  Management Fees$852,788

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://gabelli.com/ticker/KMDVX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Franco-Nevada Corp.	2.7%
Gen Digital Inc.	2.2%
UGI Corp.	2.2%
Jabil Inc.	2.1%
NRG Energy Inc.	2.1%
Oshkosh Corp.	2.0%
nVent Electric plc	2.0%
Equitable Holdings Inc.	1.9%
Encompass Health Corp.	1.8%
ITT Inc.	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	96.5%
U.S. Government Obligations	5.2%
Other Assets and Liabilities (Net)	(1.7)%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	18.9%
Financial Services	16.6%
Diversified Industrial	9.3%
Health Care	7.6%
Building and Construction	7.2%
U.S. Government Obligations	5.2%
Business Services	4.0%
Computer Software and Services	3.8%
Other Industry sectors	29.1%
Other Assets and Liabilities (Net)	(1.7)%

Material Fund Changes

On May 1, 2025, Keeley-Teton announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC.

Effective June 27, 2025, the Fund was renamed the Keeley Gabelli Mid Cap Dividend Fund from the Keeley  Mid Cap Dividend Fund.

Keeley Gabelli Mid Cap Dividend Fund

Annual Shareholder Report - September 30, 2025

Class A - KMDVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/KMDVX/.

Contact Us

Phone: (800) 422-3554

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

KMDVX-25-ATSR

Keeley Gabelli Mid Cap Dividend Fund

Class I - KMDIX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Keeley Gabelli Mid Cap Dividend Fund - Class I (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund seeks long-term capital appreciation and current income through investments in equity securities of companies with a mid-sized market capitalization and that currently pay, or are reasonably expected to pay dividends to shareholders. Gabelli Funds, LLC (the Adviser) currently defines mid-cap market capitalization as securities within the range of the Russell Midcap® Value Index at the time of investment. The market cap range of the index changes daily, and as a result, the capitalization of small cap companies in which the Fund invests will also change. You can find additional information about the Fund at https://gabelli.com/ticker/KMDIX/. You can also request this information by contacting us at (800) 422-3554.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Gabelli Mid Cap Dividend Fund - Class I	$100	0.95%

How did the Fund perform?

During the fiscal year ended September 30, 2025, the Keeley Gabelli Mid Cap Dividend Fund underperformed its broad-based benchmark, the Russell 1000, while outperforming its comparative benchmark, the Russell Midcap Value Index. Outperformance by the largest stocks accounted for the shortfall to its broad-based benchmark. Good stock selection, particularly in the Industrials and Utilities sectors drove outperformance relative to the Midcap Value index.  NRG Energy, GE Vernova, and Jabil made the biggest positive impact while Fortune Brands, Olin, and Chemed detracted most.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	Keeley Gabelli Mid Cap Dividend Fund - Class I	Russell 1000 Index	Russell Midcap Value Index
9/15	10,000	10,000	10,000
9/16	11,718	11,493	11,726
9/17	13,694	13,624	13,294
9/18	15,170	16,043	14,465
9/19	14,982	16,664	14,696
9/20	13,012	19,332	13,624
9/21	18,195	25,317	19,400
9/22	16,565	20,958	16,769
9/23	18,767	25,399	18,622
9/24	24,421	34,461	24,025
9/25	26,780	40,578	25,846

Average Annual Total Returns

	1 Year	5 Year	10 Year
Keeley Gabelli Mid Cap Dividend Fund - Class I	9.66%	15.53%	10.35%
Russell 1000 Index	17.75%	15.99%	15.04%
Russell Midcap Value Index	7.58%	13.66%	9.96%

Fund Statistics

  Total Net Assets$132,421,226
  Number of Portfolio Holdings83
  Portfolio Turnover Rate14%
  Management Fees$852,788

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://gabelli.com/ticker/KMDIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Franco-Nevada Corp.	2.7%
Gen Digital Inc.	2.2%
UGI Corp.	2.2%
Jabil Inc.	2.1%
NRG Energy Inc.	2.1%
Oshkosh Corp.	2.0%
nVent Electric plc	2.0%
Equitable Holdings Inc.	1.9%
Encompass Health Corp.	1.8%
ITT Inc.	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	96.5%
U.S. Government Obligations	5.2%
Other Assets and Liabilities (Net)	(1.7)%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	18.9%
Financial Services	16.6%
Diversified Industrial	9.3%
Health Care	7.6%
Building and Construction	7.2%
U.S. Government Obligations	5.2%
Business Services	4.0%
Computer Software and Services	3.8%
Other Industry sectors	29.1%
Other Assets and Liabilities (Net)	(1.7)%

Material Fund Changes

On May 1, 2025, Keeley-Teton announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC.

Effective June 27, 2025, the Fund was renamed the Keeley Gabelli Mid Cap Dividend Fund from the Keeley  Mid Cap Dividend Fund.

Keeley Gabelli Mid Cap Dividend Fund

Annual Shareholder Report - September 30, 2025

Class I - KMDIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/KMDIX/.

Contact Us

Phone: (800) 422-3554

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

KMDIX-25-ATSR

Keeley Gabelli Small Cap Dividend Fund

Class A - KSDVX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Keeley Gabelli Small Cap Dividend Fund - Class A (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund seeks to provide long term capital appreciation and current income through investments in equity securities with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders. . You can find additional information about the Fund at https://gabelli.com/ticker/KSDVX/. You can also request this information by contacting us at (800) 422-3554. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Gabelli Small Cap Dividend Fund - Class A	$133	1.29%

How did the Fund perform?

During the fiscal year ended September 30, 2025, the Keeley Gabelli Small Cap Dividend Fund underperformed its benchmarks, the Russell 2000 Index and the Russell 2000 Value Index. Outperformance by growth stocks explains much of the underperformance relative to the Russell 2000.  Underperformance of dividend-paying stocks, particularly in the April to September period accounts for the Fund's shortfall to its comparative benchmark.  The last six months were the worst time period for small-cap dividend payers since the 2020-2021 timeframe. Top contributors included Primoris Services and OR Royalties while Spectrum Brands and Jack in the Box detracted most.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	Keeley Gabelli Small Cap Dividend Fund - Class A	Keeley Gabelli Small Cap Dividend Fund - Class A (includes sales charge)	Russell 2000 Index	Russell 2000 Value Index
9/15	10,000	10,000	10,000	10,000
9/16	11,640	11,114	11,547	11,881
9/17	13,887	12,666	13,942	14,323
9/18	14,642	12,753	16,067	15,659
9/19	13,812	11,490	14,638	14,369
9/20	11,415	9,068	14,695	12,231
9/21	17,725	13,441	21,702	20,048
9/22	15,575	11,278	16,602	16,502
9/23	17,237	11,921	18,085	17,795
9/24	22,449	14,831	22,924	22,401
9/25	23,861	15,051	25,391	24,166

Average Annual Total Returns

	1 Year	5 Year	10 Year
Keeley Gabelli Small Cap Dividend Fund - Class A	6.29%	15.89%	9.09%
Keeley Gabelli Small Cap Dividend Fund - Class A (includes sales charge)	1.48%	14.82%	8.58%
Russell 2000 Index	10.76%	11.56%	9.77%
Russell 2000 Value Index	7.88%	14.59%	9.23%

Fund Statistics

  Total Net Assets$273,809,738
  Number of Portfolio Holdings78
  Portfolio Turnover Rate19%
  Management Fees$2,149,981

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://gabelli.com/ticker/KSDVX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Primoris Services Corp.	3.4%
OR Royalties Inc.	2.9%
Wintrust Financial Corp.	2.4%
Victory Capital Holdings Inc.	2.2%
CareTrust REIT Inc.	2.2%
The Ensign Group Inc.	2.1%
Air Lease Corp.	2.0%
TechnipFMC plc	2.0%
Kontoor Brands Inc.	2.0%
Helios Technologies Inc.	1.9%

Portfolio Weighting (% of net assets)

Common Stocks	95.1%
U.S. Government Obligations	4.5%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.8%
Banking	13.0%
Energy and Utilities	11.5%
Health Care	11.1%
Business Services	7.5%
Diversified Industrial	6.8%
Building and Construction	5.6%
U.S. Government Obligations	4.5%
Other Industry sectors	20.8%
Other Assets and Liabilities (Net)	0.4%

Material Fund Changes

On May 1, 2025, Keeley-Teton announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC.

Effective June 27, 2025 the Fund was renamed the Keeley Gabelli Small Cap Dividend Fund from the Keeley Small Cap Dividend Fund.

Keeley Gabelli Small Cap Dividend Fund

Annual Shareholder Report - September 30, 2025

Class A - KSDVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/KSDVX/.

Contact Us

Phone: (800) 422-3554

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

KSDVX-25-ATSR

Keeley Gabelli Small Cap Dividend Fund

Class I - KSDIX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Keeley Gabelli Small Cap Dividend Fund - Class I (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund seeks to provide long term capital appreciation and current income through investments in equity securities with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders. . You can find additional information about the Fund at https://gabelli.com/ticker/KSDIX/. You can also request this information by contacting us at (800) 422-3554. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Gabelli Small Cap Dividend Fund - Class I	$107	1.04%

How did the Fund perform?

During the fiscal year ended September 30, 2025, the Keeley Gabelli Small Cap Dividend Fund underperformed its benchmarks, the Russell 2000 Index and the Russell 2000 Value Index. Outperformance by growth stocks explains much of the underperformance relative to the Russell 2000.  Underperformance of dividend-paying stocks, particularly in the April to September period accounts for the Fund's shortfall to its comparative benchmark.  The last six months were the worst time period for small-cap dividend payers since the 2020-2021 timeframe. Top contributors included Primoris Services and OR Royalties while Spectrum Brands and Jack in the Box detracted most.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	Keeley Gabelli Small Cap Dividend Fund - Class I	Russell 2000 Index	Russell 2000 Value Index
9/15	10,000	10,000	10,000
9/16	11,668	11,547	11,881
9/17	13,960	13,942	14,323
9/18	14,757	16,067	15,659
9/19	13,957	14,638	14,369
9/20	11,573	14,695	12,231
9/21	18,008	21,702	20,048
9/22	15,852	16,602	16,502
9/23	17,601	18,085	17,795
9/24	22,978	22,924	22,401
9/25	24,487	25,391	24,166

Average Annual Total Returns

	1 Year	5 Year	10 Year
Keeley Gabelli Small Cap Dividend Fund - Class I	6.57%	16.17%	9.37%
Russell 2000 Index	10.76%	11.56%	9.77%
Russell 2000 Value Index	7.88%	14.59%	9.23%

Fund Statistics

  Total Net Assets$273,809,738
  Number of Portfolio Holdings78
  Portfolio Turnover Rate19%
  Management Fees$2,149,981

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://gabelli.com/ticker/KSDIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Primoris Services Corp.	3.4%
OR Royalties Inc.	2.9%
Wintrust Financial Corp.	2.4%
Victory Capital Holdings Inc.	2.2%
CareTrust REIT Inc.	2.2%
The Ensign Group Inc.	2.1%
Air Lease Corp.	2.0%
TechnipFMC plc	2.0%
Kontoor Brands Inc.	2.0%
Helios Technologies Inc.	1.9%

Portfolio Weighting (% of net assets)

Common Stocks	95.1%
U.S. Government Obligations	4.5%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.8%
Banking	13.0%
Energy and Utilities	11.5%
Health Care	11.1%
Business Services	7.5%
Diversified Industrial	6.8%
Building and Construction	5.6%
U.S. Government Obligations	4.5%
Other Industry sectors	20.8%
Other Assets and Liabilities (Net)	0.4%

Material Fund Changes

On May 1, 2025, Keeley-Teton announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC.

Effective June 27, 2025 the Fund was renamed the Keeley Gabelli Small Cap Dividend Fund from the Keeley Small Cap Dividend Fund.

Keeley Gabelli Small Cap Dividend Fund

Annual Shareholder Report - September 30, 2025

Class I - KSDIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/KSDIX/.

Contact Us

Phone: (800) 422-3554

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

KSDIX-25-ATSR

Keeley Gabelli SMID Cap Value Fund

Class A - KSMVX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Keeley Gabelli SMID Cap Value Fund - Class A (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund seeks long-term capital appreciation through investments in equity securities of companies with a small or mid-sized market capitalization. Gabelli Funds, LLC (the Adviser) currently defines small and mid-cap market capitalization as securities within the range of the Russell 2500 Value® Index at the time of investment. The market cap range of the index changes daily, and as a result, the capitalization of small and mid-cap companies in which the Fund invests will also change. You can find additional information about the Fund at https://gabelli.com/ticker/KSMVX/. You can also request this information by contacting us at (800) 422-3554.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Gabelli SMID Cap Value Fund - Class A	$146	1.39%

How did the Fund perform?

During the fiscal year ended September 30, 2025, the Keeley Gabelli SMID Cap Value Fund underperformed its broad-based benchmark, the Russell 3000, while outperforming its comparative benchmark, the Russell 2500 Value Index. The underperformance of smaller company stocks explains most of the shortfall relative to the broad-based benchmark, while good stock picking drove the outperformance relative to the comparative benchmark.  Positive results in the Materials, Industrials, and Real Estate sectors offset disappointments in the Financials and Technology sectors.  The top contributor was NRG Energy while Spectrum Brands detracted most.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	Keeley Gabelli SMID Cap Value Fund - Class A	Keeley Gabelli SMID Cap Value Fund - Class A (includes sales charge)	Russell 3000 Index	Russell 2500 Value Index
9/15	10,000	10,000	10,000	10,000
9/16	11,128	10,629	11,496	11,768
9/17	13,370	12,193	13,647	13,621
9/18	14,530	12,656	16,046	15,016
9/19	13,932	11,586	16,515	14,363
9/20	11,855	9,417	18,992	12,550
9/21	18,340	13,909	25,046	19,375
9/22	14,892	10,786	20,631	16,401
9/23	17,565	12,155	24,852	18,261
9/24	22,877	15,123	33,597	23,117
9/25	25,091	15,840	39,446	25,197

Average Annual Total Returns

	1 Year	5 Year	10 Year
Keeley Gabelli SMID Cap Value Fund - Class A	9.68%	16.18%	9.64%
Keeley Gabelli SMID Cap Value Fund - Class A (includes sales charge)	4.74%	15.11%	9.14%
Russell 3000 Index	17.41%	15.74%	14.71%
Russell 2500 Value Index	9.00%	14.96%	9.68%

Fund Statistics

  Total Net Assets$26,645,693
  Number of Portfolio Holdings81
  Portfolio Turnover Rate17%
  Management Fees$147,118

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://gabelli.com/ticker/KSMVX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

OR Royalties Inc.	2.6%
Everus Construction Group Inc.	2.4%
NRG Energy Inc.	2.4%
TechnipFMC plc	2.3%
Chart Industries Inc.	2.0%
Amentum Holdings Inc.	1.9%
GXO Logistics Inc.	1.9%
The Ensign Group Inc.	1.9%
CareTrust REIT Inc.	1.8%
Kontoor Brands Inc.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	95.4%
U.S. Government Obligations	4.8%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	14.9%
Health Care	13.9%
Financial Services	10.6%
Diversified Industrial	10.3%
Building and Construction	7.0%
Consumer Products	6.7%
Business Services	5.9%
U.S. Government Obligations	4.8%
Other Industry sectors	26.1%
Other Assets and Liabilities (Net)	(0.2)%

Material Fund Changes

On May 1, 2025, Keeley-Teton announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC.

Effective June 27, 2025, the Fund was renamed the Keeley Gabelli SMID Cap Value Fund from the Keeley Small Mid Cap Value Fund.

Keeley Gabelli SMID Cap Value Fund

Annual Shareholder Report - September 30, 2025

Class A - KSMVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/KSMVX/.

Contact Us

Phone: (800) 422-3554

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

KSMVX-25-ATSR

Keeley Gabelli SMID Cap Value Fund

Class I - KSMIX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Keeley Gabelli SMID Cap Value Fund - Class I (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund seeks long-term capital appreciation through investments in equity securities of companies with a small or mid-sized market capitalization. Gabelli Funds, LLC (the Adviser) currently defines small and mid-cap market capitalization as securities within the range of the Russell 2500 Value® Index at the time of investment. The market cap range of the index changes daily, and as a result, the capitalization of small and mid-cap companies in which the Fund invests will also change. You can find additional information about the Fund at https://gabelli.com/ticker/KSMIX/. You can also request this information by contacting us at (800) 422-3554.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Gabelli SMID Cap Value Fund - Class I	$120	1.14%

How did the Fund perform?

During the fiscal year ended September 30, 2025, the Keeley Gabelli SMID Cap Value Fund underperformed its broad-based benchmark, the Russell 3000, while outperforming its comparative benchmark, the Russell 2500 Value Index. The underperformance of smaller company stocks explains most of the shortfall relative to the broad-based benchmark, while good stock picking drove the outperformance relative to the comparative benchmark.  Positive results in the Materials, Industrials, and Real Estate sectors offset disappointments in the Financials and Technology sectors.  The top contributor was NRG Energy while Spectrum Brands detracted most.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	Keeley Gabelli SMID Cap Value Fund - Class I	Russell 3000 Index	Russell 2500 Value Index
9/15	10,000	10,000	10,000
9/16	11,159	11,496	11,768
9/17	13,433	13,647	13,621
9/18	14,642	16,046	15,016
9/19	14,076	16,515	14,363
9/20	12,008	18,992	12,550
9/21	18,622	25,046	19,375
9/22	15,156	20,631	16,401
9/23	17,912	24,852	18,261
9/24	23,416	33,597	23,117
9/25	25,758	39,446	25,197

Average Annual Total Returns

	1 Year	5 Year	10 Year
Keeley Gabelli SMID Cap Value Fund - Class I	10.00%	16.49%	9.92%
Russell 3000 Index	17.41%	15.74%	14.71%
Russell 2500 Value Index	9.00%	14.96%	9.68%

Fund Statistics

  Total Net Assets$26,645,693
  Number of Portfolio Holdings81
  Portfolio Turnover Rate17%
  Management Fees$147,118

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://gabelli.com/ticker/KSMIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

OR Royalties Inc.	2.6%
Everus Construction Group Inc.	2.4%
NRG Energy Inc.	2.4%
TechnipFMC plc	2.3%
Chart Industries Inc.	2.0%
Amentum Holdings Inc.	1.9%
GXO Logistics Inc.	1.9%
The Ensign Group Inc.	1.9%
CareTrust REIT Inc.	1.8%
Kontoor Brands Inc.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	95.4%
U.S. Government Obligations	4.8%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	14.9%
Health Care	13.9%
Financial Services	10.6%
Diversified Industrial	10.3%
Building and Construction	7.0%
Consumer Products	6.7%
Business Services	5.9%
U.S. Government Obligations	4.8%
Other Industry sectors	26.1%
Other Assets and Liabilities (Net)	(0.2)%

Material Fund Changes

On May 1, 2025, Keeley-Teton announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC.

Effective June 27, 2025, the Fund was renamed the Keeley Gabelli SMID Cap Value Fund from the Keeley Small Mid Cap Value Fund.

Keeley Gabelli SMID Cap Value Fund

Annual Shareholder Report - September 30, 2025

Class I - KSMIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/KSMIX/.

Contact Us

Phone: (800) 422-3554

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

KSMIX-25-ATSR

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Jerome Klingenberger is qualified to serve as audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $70,644 in 2024 and $72,057 in 2025.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2024 and $0 in 2025.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $16,575 in 2024 and $16,905 in 2025.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are 0 in 2024 and $0 in 2025.

(e)(1)	Audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $16,575 in 2024 and $16,905 in 2025.

(h)	The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable

(j)	The registrant is not a foreign issuer.

A-i

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

Keeley Gabelli Small Cap Dividend Fund

Keeley Gabelli SMID Cap Value Fund

Keeley Gabelli Mid Cap Dividend Fund

Annual Report

September 30, 2025

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of September 30, 2025:

Keeley Gabelli Small Cap Dividend Fund

Financial Services	18.8%
Banking	13.0%
Energy and Utilities	11.5%
Health Care	11.1%
Business Services	7.5%
Diversified Industrial	6.8%
Building and Construction	5.6%
U.S. Government Obligations	4.5%
Metals and Mining	3.9%
Consumer Products	3.4%
Automotive	2.7%
Equipment and Supplies	2.1%
Broadcasting	1.8%
Computer Software and Services	1.6%
Environmental Services	1.1%
Retail	1.1%
Electronics	0.9%
Food and Beverage	0.9%
Consumer Services	0.8%
Communication Services	0.5%
Other Assets and Liabilities (Net)	0.4%
100.0%

Keeley Gabelli SMID Cap Value Fund

Energy and Utilities	14.9%
Health Care	13.9%
Financial Services	10.6%
Diversified Industrial	10.3%
Building and Construction	7.0%
Consumer Products	6.7%
Business Services	5.9%
U.S. Government Obligations	4.8%
Computer Software and Services	4.7%
Banking	4.0%
Metals and Mining	3.8%
Hotels and Gaming	2.8%
Food and Beverage	2.7%
Real Estate	2.3%
Retail	1.1%
Entertainment	1.1%
Containers and Packaging	1.0%
Broadcasting	1.0%
Specialty Chemicals	0.9%
Electronics	0.7%
Other Assets and Liabilities (Net)	(0.2)%
100.0%

Keeley Gabelli Mid Cap Dividend Fund

Energy and Utilities	18.9%
Financial Services	16.6%
Diversified Industrial	9.3%
Health Care	7.6%
Building and Construction	7.2%
U.S. Government Obligations	5.2%
Business Services	4.0%
Computer Software and Services	3.8%
Machinery	3.3%
Food and Beverage	3.2%
Retail	3.2%
Automotive: Parts and Accessories	3.0%
Consumer Products	2.8%
Metals and Mining	2.7%
Electronics	2.6%
Hotels and Gaming	2.0%
Specialty Chemicals	1.8%
Broadcasting	1.4%
Environmental Services	1.1%
Equipment and Supplies	1.0%
Consumer Services	1.0%
Other Assets and Liabilities (Net)	(1.7)%
100.0%

Keeley Gabelli Small Cap Dividend Fund
Schedule of Investments—September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS — 95.1%
	Automotive — 2.7%
105,154	Douglas Dynamics Inc.	$2,598,403	$3,287,114
97,510	Standard Motor Products Inc.	3,460,424	3,980,358
		6,058,827	7,267,472
	Banking — 13.0%
67,843	Atlantic Union Bankshares Corp.	2,017,438	2,394,179
100,905	Cadence Bank	1,452,280	3,787,974
171,736	Columbia Banking System Inc.	3,826,234	4,420,485
91,983	First Bancorp/Southern Pines NC	1,866,647	4,864,981
109,614	NCR Atleos Corp.†	2,235,684	4,308,926
130,642	South Plains Financial Inc.	3,078,320	5,049,313
123,056	Timberland Bancorp Inc.	3,537,173	4,095,304
50,891	Wintrust Financial Corp.	2,708,047	6,740,004
		20,721,823	35,661,166
	Broadcasting — 1.8%
24,622	Nexstar Media Group Inc.	1,735,800	4,868,754

	Building and Construction — 5.6%
29,393	Everus Construction Group Inc.†	1,545,926	2,520,450
53,186	KB Home	943,821	3,384,757
68,254	Primoris Services Corp.	1,020,743	9,373,322
		3,510,490	15,278,529
	Business Services — 7.5%
95,490	ABM Industries Inc.	4,474,962	4,403,999
70,986	Cass Information Systems Inc.	2,774,389	2,791,879
121,670	EVERTEC Inc.	4,195,609	4,110,013
145,655	Outfront Media Inc., REIT	2,721,854	2,668,399
138,504	Plymouth Industrial REIT Inc.	3,066,401	3,092,794
96,240	STAG Industrial Inc., REIT	2,395,884	3,396,310
		19,629,099	20,463,394
	Communication Services — 0.5%
51,550	Cinemark Holdings Inc.	1,392,886	1,444,431

	Computer Software and Services — 1.6%
750,333	Alight Inc., Cl. A	3,487,445	2,446,086
46,400	Progress Software Corp.	2,221,310	2,038,352
		5,708,755	4,484,438
	Consumer Products — 3.4%
68,513	Kontoor Brands Inc.	1,387,366	5,465,282
74,154	Spectrum Brands Holdings Inc.	3,858,874	3,895,310
		5,246,240	9,360,592
	Consumer Services — 0.8%
70,034	National Storage Affiliates Trust, REIT	1,937,473	2,116,427

	Diversified Industrial — 6.8%
74,329	Crane NXT Co.	3,652,088	4,985,246
17,662	Enpro Inc.	1,949,246	3,991,612
22,088	Esab Corp.	868,767	2,468,113
97,859	Helios Technologies Inc.	4,155,178	5,101,390
79,588	Olin Corp.	1,107,924	1,988,904
		11,733,203	18,535,265
Shares		Cost	Market Value
	Electronics — 0.9%
33,893	Dolby Laboratories Inc., Cl. A	$2,283,250	$2,452,836

	Energy and Utilities — 11.5%
734,902	Algonquin Power & Utilities Corp.	3,871,683	3,946,424
173,926	Atlas Energy Solutions Inc.	2,893,726	1,977,539
55,623	Black Hills Corp.	3,193,456	3,425,821
21,494	Chord Energy Corp.	1,271,918	2,135,859
77,603	International Seaways Inc.	1,781,689	3,575,946
195,934	MDU Resources Group Inc.	3,215,898	3,489,584
64,398	Sable Offshore Corp.†	1,399,111	1,124,389
56,306	Solaris Energy Infrastructure Inc.	1,423,297	2,250,551
53,766	Southwest Gas Holdings Inc.	3,158,955	4,212,028
139,054	TechnipFMC plc	902,845	5,485,680
		23,112,578	31,623,821
	Environmental Services — 1.1%
294,671	Select Water Solutions Inc.	2,532,514	3,150,033

	Equipment and Supplies — 2.1%
841,241	Ardagh Metal Packaging SA	3,622,941	3,356,552
61,377	Cactus Inc., Cl. A	1,981,751	2,422,550
		5,604,692	5,779,102
	Financial Services — 18.8%
87,502	Air Lease Corp.	1,859,738	5,569,502
137,821	Alerus Financial Corp.	2,696,445	3,051,357
138,408	Alpine Income Property Trust Inc., REIT	2,210,619	1,961,241
79,664	Enact Holdings Inc.	1,532,655	3,054,318
94,769	Federated Hermes Inc.	3,340,716	4,921,354
134,405	Hilltop Holdings Inc.	4,048,224	4,491,815
120,392	Millrose Properties Inc., REIT	2,758,563	4,046,375
115,096	Sila Realty Trust Inc., REIT	2,821,804	2,888,910
183,787	Silvercrest Asset Management Group Inc., Cl. A	1,929,737	2,894,645
45,141	SouthState Bank Corp.	3,572,681	4,463,091
87,875	Synovus Financial Corp.	2,409,664	4,312,905
93,756	Victory Capital Holdings Inc., Cl. A	3,065,234	6,071,639
103,216	Virtu Financial Inc., Cl. A	2,148,791	3,664,168
		34,394,871	51,391,320
	Food and Beverage — 0.9%
106,621	Primo Brands Corp.	2,245,058	2,356,324

	Health Care — 11.1%
174,674	CareTrust REIT Inc.	1,780,546	6,057,694
4,380	Chemed Corp.	1,786,504	1,961,101
147,668	Concentra Group Holdings Parent Inc.	3,092,655	3,090,691
132,656	Embecta Corp.	2,351,853	1,871,776
81,648	Global Medical REIT Inc.	3,981,740	2,752,354
53,974	Mesa Laboratories Inc.	4,706,144	3,616,798
172,594	Perrigo Co. plc	6,706,177	3,843,669
129,414	Strawberry Fields REIT Inc.	1,331,786	1,591,792
33,267	The Ensign Group Inc.	585,015	5,747,540
		26,322,420	30,533,415

See accompanying notes to financial statements.

Keeley Gabelli Small Cap Dividend Fund

Schedule of Investments (Continued)—September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Metals and Mining — 3.9%
37,354	Kaiser Aluminum Corp.	$1,821,454	$2,882,235
195,542	OR Royalties Inc.	3,198,873	7,837,323
		5,020,327	10,719,558
	Retail — 1.1%
139,777	Shoe Carnival Inc.	3,001,910	2,905,964

	TOTAL COMMON STOCKS	182,192,216	260,392,841
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 4.5%
$12,285,000	U.S. Treasury Bills, 3.906% to 4.276%††, 10/16/25 to 12/26/25	$12,193,369	$12,194,432

	TOTAL U.S. GOVERNMENT OBLIGATIONS	12,193,369	12,194,432

	TOTAL INVESTMENTS — 99.6%	$194,385,585	272,587,273

	Other Assets and Liabilities (Net) — 0.4%		1,222,465

	NET ASSETS — 100.0%		$273,809,738

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Keeley Gabelli SMID Cap Value Fund
Schedule of Investments—September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS — 95.4%
	Banking — 4.0%
13,183	Columbia Banking System Inc.	$367,783	$339,331
8,482	NCR Atleos Corp.†	177,106	333,427
2,944	Wintrust Financial Corp.	119,734	389,903
		664,623	1,062,661
	Broadcasting — 1.0%
1,345	Nexstar Media Group Inc.	70,574	265,960

	Building and Construction — 7.0%
3,847	Amrize Ltd.†	192,284	186,695
7,345	Everus Construction Group Inc.†	299,083	629,834
5,765	Fortune Brands Innovations Inc.	181,628	307,793
5,201	Knife River Corp.†	171,958	399,801
10,144	Tri Pointe Homes Inc.†	172,582	344,592
		1,017,535	1,868,715
	Business Services — 5.9%
3,149	Lamar Advertising Co., Cl. A, REIT	177,904	385,501
20,873	Outfront Media Inc., REIT	316,255	382,393
8,907	Vontier Corp.	242,045	373,827
2,701	WEX Inc.†	201,447	425,488
		937,651	1,567,209
	Computer Software and Services — 4.7%
51,738	Alight Inc., Cl. A	254,768	168,666
21,388	Amentum Holdings Inc.†	428,577	512,243
15,110	NCR Voyix Corp.†	244,282	189,630
2,361	TD SYNNEX Corp.	191,340	386,614
		1,118,967	1,257,153
	Consumer Products — 6.7%
5,251	Brunswick Corp.	295,195	332,073
4,831	Hasbro Inc.	293,976	366,431
5,723	Kontoor Brands Inc.	94,119	456,524
2,816	PVH Corp.	193,380	235,896
7,592	Spectrum Brands Holdings Inc.	411,428	398,808
		1,288,098	1,789,732
	Containers and Packaging — 1.0%
68,576	Ardagh Metal Packaging SA	267,656	273,618

	Diversified Industrial — 10.3%
2,713	Chart Industries Inc.†	220,659	543,007
1,527	Crane Co.	91,152	281,182
6,061	Crane NXT Co.	253,776	406,511
2,379	Esab Corp.	135,688	265,829
9,667	GXO Logistics Inc.†	496,368	511,288
1,675	ITT Inc.	29,666	299,423
4,483	nVent Electric plc	108,020	442,203
		1,335,329	2,749,443
	Electronics — 0.7%
4,440	Ralliant Corp.	203,899	194,161

	Energy and Utilities — 14.9%
61,220	Algonquin Power & Utilities Corp.	326,442	328,751
2,837	Chord Energy Corp.	237,964	281,913
5,714	Evergy Inc.	309,325	434,378
3,053	Expand Energy Corp.	170,103	324,351
Shares		Cost	Market Value
7,400	International Seaways Inc.	$169,011	$340,992
21,443	MDU Resources Group Inc.	210,976	381,900
3,852	NRG Energy Inc.	35,826	623,831
10,210	Sable Offshore Corp.†	107,506	178,267
5,807	Southwest Gas Holdings Inc.	345,424	454,920
15,340	TechnipFMC plc	107,107	605,163
		2,019,684	3,954,466
	Entertainment — 1.1%
5,387	Atlanta Braves Holdings Inc., Cl. C†	195,293	224,045
2,970	Seaport Entertainment Group Inc.†	60,073	68,073
		255,366	292,118
	Financial Services — 10.6%
6,682	Air Lease Corp.	131,547	425,309
8,298	Enact Holdings Inc.	159,251	318,145
6,926	Equitable Holdings Inc.	137,168	351,702
3,467	Popular Inc.	188,343	440,344
4,231	SouthState Bank Corp.	247,618	418,319
7,007	Synovus Financial Corp.	211,629	343,904
8,638	Virtu Financial Inc., Cl. A	182,864	306,649
2,867	Voya Financial Inc.	70,534	214,452
		1,328,954	2,818,824
	Food and Beverage — 2.7%
1,675	Kellanova	95,348	137,384
4,139	Lamb Weston Holdings Inc.	177,871	240,393
7,217	Molson Coors Beverage Co., Cl. B	351,109	326,569
		624,328	704,346
	Health Care — 13.9%
13,708	CareTrust REIT Inc.	124,293	475,393
14,567	Concentra Group Holdings Parent Inc.	307,499	304,887
18,597	Embecta Corp.	288,060	262,404
6,762	Enovis Corp.†	381,073	205,159
3,173	GRAIL Inc.†	49,222	187,619
661	Labcorp Holdings Inc.	64,159	189,747
17,284	Perrigo Co. plc	636,333	384,915
5,712	Solventum Corp.†	341,588	416,976
14,297	Strawberry Fields REIT Inc.	147,261	175,853
2,958	The Ensign Group Inc.	124,942	511,054
11,706	The Pennant Group Inc.†	130,231	295,225
15,236	Zimvie Inc.†	115,347	288,570
		2,710,008	3,697,802
	Hotels and Gaming — 2.8%
6,532	Gaming and Leisure Properties Inc., REIT	205,472	304,456
5,914	VICI Properties Inc., REIT	112,916	192,856
3,212	Wyndham Hotels & Resorts Inc.	185,278	256,639
		503,666	753,951
	Metals and Mining — 3.8%
4,284	Kaiser Aluminum Corp.	228,018	330,554
17,027	OR Royalties Inc.	277,504	682,442
		505,522	1,012,996
	Real Estate — 2.3%
11,314	Millrose Properties Inc., REIT	258,671	380,264

See accompanying notes to financial statements.

Keeley Gabelli SMID Cap Value Fund

Schedule of Investments (Continued)—September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Real Estate (Continued)
9,650	Sila Realty Trust Inc., REIT	$236,257	$242,215
		494,928	622,479
	Retail — 1.1%
6,712	Bath & Body Works Inc.	248,055	172,901
4,486	Victoria’s Secret & Co.†	84,869	121,750
		332,924	294,651
	Specialty Chemicals — 0.9%
1,228	Ashland Inc.	5,608	58,834
5,084	Valvoline Inc.†	8,456	182,566
		14,064	241,400
	TOTAL COMMON STOCKS	15,693,776	25,421,685

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
7,970	Electriq Power Holdings Inc., expire 07/31/28†(a)	5,010	0
	TOTAL WARRANTS	5,010	0
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 4.8%
$1,295,000	U.S. Treasury Bills, 3.906% to 4.291%††, 10/23/25 to 12/26/25	$1,287,899	$1,288,036

	TOTAL U.S. GOVERNMENT OBLIGATIONS	1,287,899	1,288,036

	TOTAL INVESTMENTS — 100.2%	$16,986,685	26,709,721

	Other Assets and Liabilities (Net) — (0.2)%		(64,028)

	NET ASSETS — 100.0%		$26,645,693

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Keeley Gabelli Mid Cap Dividend Fund

Schedule of Investments—September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS — 96.5%
	Automotive: Parts and Accessories — 3.0%
25,264	Allison Transmission Holdings Inc.	$1,557,131	$2,144,408
14,262	Autoliv Inc.	929,936	1,761,357
		2,487,067	3,905,765
	Broadcasting — 1.4%
9,542	Nexstar Media Group Inc.	1,046,685	1,886,835

	Building and Construction — 7.2%
25,575	Amrize Ltd.†	1,288,006	1,241,155
20,722	Everus Construction Group Inc.†	713,424	1,776,911
22,599	Fortune Brands Innovations Inc.	966,097	1,206,561
26,974	KB Home	833,760	1,716,625
21,339	Knife River Corp.†	903,608	1,640,329
6,192	Vulcan Materials Co.	859,050	1,904,783
		5,563,945	9,486,364
	Business Services — 4.0%
17,047	Lamar Advertising Co., Cl. A, REIT	996,665	2,086,894
14,748	Omnicom Group Inc.	1,145,736	1,202,404
58,311	STAG Industrial Inc., REIT	1,881,312	2,057,795
		4,023,713	5,347,093
	Computer Software and Services — 3.8%
104,955	Gen Digital Inc.	2,024,241	2,979,673
12,671	TD SYNNEX Corp.	1,030,131	2,074,876
		3,054,372	5,054,549
	Consumer Products — 2.8%
29,431	Brunswick Corp.	1,582,325	1,861,217
25,191	Hasbro Inc.	1,413,812	1,910,737
		2,996,137	3,771,954
	Consumer Services — 1.0%
21,327	Equity LifeStyle Properties Inc., REIT	694,856	1,294,549

	Diversified Industrial — 9.3%
13,570	Cabot Corp.	907,441	1,031,998
9,540	Crane Co.	590,924	1,756,696
26,100	Crane NXT Co.	1,113,281	1,750,527
12,924	ITT Inc.	502,272	2,310,294
13,074	Jabil Inc.	635,497	2,839,281
26,693	nVent Electric plc	819,470	2,632,997
		4,568,885	12,321,793
	Electronics — 2.6%
5,620	Agilent Technologies Inc.	226,472	721,327
15,250	Dolby Laboratories Inc., Cl. A	826,989	1,103,642
21,772	Ralliant Corp.	999,464	952,090
8,535	Skyworks Solutions Inc.	773,576	657,024
		2,826,501	3,434,083
	Energy and Utilities — 18.9%
28,022	Black Hills Corp.	1,660,722	1,725,875
9,815	Diamondback Energy Inc.	428,474	1,404,527
26,113	Evergy Inc.	1,363,336	1,985,110
35,210	Exelon Corp.	1,500,773	1,584,802
18,201	Expand Energy Corp.	1,054,138	1,933,674
34,893	Fluor Corp.†	1,566,264	1,467,949
2,677	GE Vernova Inc.	330,150	1,646,087
Shares		Cost	Market Value
82,891	MDU Resources Group Inc.	$836,126	$1,476,289
80,625	NOV Inc.	1,330,926	1,068,281
16,915	NRG Energy Inc.	302,886	2,739,384
24,354	Southwest Gas Holdings Inc.	1,501,449	1,907,893
38,336	TechnipFMC plc	832,892	1,512,355
87,400	UGI Corp.	2,342,580	2,906,924
9,807	Valero Energy Corp.	612,396	1,669,740
		15,663,112	25,028,890
	Environmental Services — 1.1%
13,253	Veralto Corp.	964,526	1,412,902

	Equipment and Supplies — 1.0%
17,642	The Timken Co.	1,083,520	1,326,326

	Financial Services — 16.6%
33,596	Air Lease Corp.	747,874	2,138,385
2,922	Ameriprise Financial Inc.	246,064	1,435,432
2,966	Arthur J. Gallagher & Co.	101,547	918,689
41,898	Columbia Banking System Inc.	1,151,747	1,078,455
23,454	Comerica Inc.	1,233,005	1,607,068
49,529	Equitable Holdings Inc.	977,686	2,515,083
17,690	Popular Inc.	974,406	2,246,807
27,464	Prosperity Bancshares Inc.	1,789,689	1,822,236
5,138	Reinsurance Group of America Inc.	397,374	987,164
21,306	SouthState Bank Corp.	1,315,578	2,106,524
34,738	Synovus Financial Corp.	1,129,025	1,704,941
46,924	Virtu Financial Inc., Cl. A	1,057,032	1,665,802
22,946	Voya Financial Inc.	829,292	1,716,361
		11,950,319	21,942,947
	Food and Beverage — 3.2%
80,909	Amcor plc	667,103	661,836
11,516	Kellanova	595,041	944,542
19,869	Lamb Weston Holdings Inc.	797,079	1,153,992
33,864	Molson Coors Beverage Co., Cl. B	1,591,591	1,532,346
		3,650,814	4,292,716
	Health Care — 7.6%
4,271	Chemed Corp.	1,985,696	1,912,297
18,885	Encompass Health Corp.	940,220	2,398,773
27,527	Organon & Co.	819,630	293,988
69,540	Perrigo Co. plc	2,546,122	1,548,656
12,709	The Ensign Group Inc.	995,009	2,195,734
8,123	Universal Health Services Inc., Cl. B	942,456	1,660,666
		8,229,133	10,010,114
	Hotels and Gaming — 2.0%
47,823	VICI Properties Inc., REIT	913,381	1,559,508
13,750	Wyndham Hotels & Resorts Inc.	593,840	1,098,625
		1,507,221	2,658,133
	Machinery — 3.3%
20,457	Oshkosh Corp.	1,607,813	2,653,273
12,347	Regal Rexnord Corp.	1,881,285	1,771,054
		3,489,098	4,424,327
	Metals and Mining — 2.7%
16,076	Franco-Nevada Corp.	1,397,950	3,583,501

See accompanying notes to financial statements.

Keeley Gabelli Mid Cap Dividend Fund

Schedule of Investments (Continued)—September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail — 3.2%
40,824	Bath & Body Works Inc.	$1,305,558	$1,051,626
66,355	Brixmor Property Group Inc., REIT	971,973	1,836,706
16,246	PVH Corp.	1,249,819	1,360,928
		3,527,350	4,249,260
	Specialty Chemicals — 1.8%
26,313	Olin Corp.	303,274	657,562
14,152	RPM International Inc.	747,052	1,668,238
		1,050,326	2,325,800
	TOTAL COMMON STOCKS	79,775,530	127,757,901
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 5.2%
$6,970,000	U.S. Treasury Bills, 3.846% to 4.294%††, 10/02/25 to 04/02/26	$6,920,770	$6,920,975

	TOTAL U.S. GOVERNMENT OBLIGATIONS	6,920,770	6,920,975

	TOTAL INVESTMENTS — 101.7%	$86,696,300	134,678,876

	Other Assets and Liabilities (Net) — (1.7)%		(2,257,650)

	NET ASSETS — 100.0%		$132,421,226

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

KEELEY Funds

Statements of Assets and Liabilities

September 30, 2025

	Gabelli Small Cap Dividend Fund	Gabelli SMID Cap Value Fund	Gabelli Mid Cap Dividend Fund
Assets:
Investments, at value (Cost $194,385,585, $16,986,685, and $86,696,300, respectively)	$272,587,273	$26,709,721	$134,678,876
Cash	—	13,161	35,266
Receivable for Fund shares sold	6,131	1	626
Receivable for investments sold	1,704,705	—	—
Receivable from Adviser	60,067	19,949	46,328
Dividends and interest receivable	381,028	21,162	167,876
Prepaid expenses	122,753	40,156	54,260
Total Assets	274,861,957	26,804,150	134,983,232
Liabilities:
Payable to bank	27,085	—	—
Payable for investments purchased	480,010	69,133	2,365,625
Payable for Fund shares redeemed	137,423	10,600	20,597
Payable for investment advisory fees	226,499	22,061	97,689
Payable for distribution fees	33,296	2,279	3,079
Payable for accounting fees	5,703	565	2,779
Payable for custodian fees	27,225	8,084	12,106
Payable for legal and audit fees	38,387	26,837	30,592
Payable for shareholder communications expenses	39,773	10,130	14,156
Payable for chief compliance officer compensation	4,781	496	2,223
Other accrued expenses	32,037	8,272	13,160
Total Liabilities	1,052,219	158,457	2,562,006
Commitments and Contingencies (See Note 3)
Net Assets	$273,809,738	$26,645,693	$132,421,226

Net Assets Consist of:
Paid-in capital	$188,152,493	$15,093,381	$79,027,737
Total distributable earnings	85,657,245	11,552,312	53,393,489
Net Assets	$273,809,738	$26,645,693	$132,421,226

Shares of Capital Stock, each at $0.0001 par value:
Class A:
Net assets	$155,135,368	$10,708,681	$14,518,142
Capital Shares outstanding	8,834,674	1,115,024	451,972
Net Asset Value and redemption price per share (100,000,000 shares authorized)	$17.56	$9.60	$32.12
Maximum offering price per share (NAV ÷ 0.9550, based on maximum sales charge of 4.50% of the offering price)	$18.39	$10.05	$33.63
Class I:
Net assets	$118,674,370	$15,937,012	$117,903,084
Capital Shares outstanding	6,755,416	1,595,979	3,680,152
Net Asset Value, offering, and redemption price per share (100,000,000 shares authorized)	$17.57	$9.99	$32.04

See accompanying notes to financial statements.

KEELEY Funds

Statements of Operations

For the Year Ended September 30, 2025

	Gabelli Small Cap Dividend Fund	Gabelli SMID Cap Value Fund	Gabelli Mid Cap Dividend Fund
Investment Income:
Dividends (net of foreign withholding taxes of $100,406, $9,202, and $21,019, respectively)	$7,011,598	$550,155	$2,686,501
Interest	200,253	23,287	149,368
Total Investment Income	7,211,851	573,442	2,835,869
Expenses:
Investment advisory fees	2,701,489	272,607	1,134,029
Distribution fees - Class A	395,058	26,300	35,835
Accounting fees	70,873	5,949	33,753
Custodian fees	20,826	8,143	10,502
Legal and audit fees	101,793	27,601	55,133
Chief compliance officer compensation	55,710	5,550	28,738
Registration expenses	18,417	31,906	33,051
Shareholder communications expenses	69,101	22,138	29,233
Shareholder services fees	185,963	36,475	85,144
Directors’ fees	88,634	8,987	41,379
ReFlow service fees	18,014	1,155	4,543
Miscellaneous expenses	31,210	15,750	22,766
Total Expenses	3,757,088	462,561	1,514,106
Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	(551,508)	(125,489)	(281,241)
Net Expenses	3,205,580	337,072	1,232,865
Net Investment Income	4,006,271	236,370	1,603,004

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	14,419,157	2,223,248	6,074,105
Net realized gain on redemptions in-kind	6,737,344	489,595	2,002,946
Net realized gain on foreign currency transactions	21	1	—
Net change in unrealized appreciation/depreciation:
on investments	(9,097,031)	(494,170)	1,916,828
on foreign currency translations	20	2	—
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	12,059,511	2,218,676	9,993,879
Net Increase in Net Assets Resulting from Operations	$16,065,782	$2,455,046	$11,596,883

See accompanying notes to financial statements.

KEELEY Funds

Statements of Changes in Net Assets

September 30, 2025

	Gabelli Small Cap Dividend Fund		Gabelli SMID Cap Value Fund		Gabelli Mid Cap Dividend Fund
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income	$4,006,271	$4,627,749	$236,370	$343,910	$1,603,004	$1,794,717
Net realized gain on investments and foreign currency transactions	14,419,178	20,774,809	2,223,249	3,444,114	6,074,105	7,722,161
Net realized gain on redemptions in-kind	6,737,344	—	489,595	—	2,002,946	—
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(9,097,011)	49,122,526	(494,168)	3,921,179	1,916,828	22,013,397
Net Increase in Net Assets Resulting from Operations	16,065,782	74,525,084	2,455,046	7,709,203	11,596,883	31,530,275

Distributions to Shareholders:
Accumulated earnings
Class A	(16,851,037)	(7,165,488)	(1,352,547)	(945,120)	(1,049,700)	(642,849)
Class I	(12,311,381)	(5,476,883)	(2,228,196)	(1,570,634)	(8,571,500)	(5,491,511)
Total Distributions to Shareholders	(29,162,418)	(12,642,371)	(3,580,743)	(2,515,754)	(9,621,200)	(6,134,360)

Capital Share Transactions:
Proceeds from shares issued
Class A	4,587,213	3,770,944	194,383	119,090	513,113	1,029,118
Class I	25,479,140	5,782,147	1,263,062	1,392,836	8,161,475	2,595,511
	30,066,353	9,553,091	1,457,445	1,511,926	8,674,588	3,624,629
Proceeds from reinvestment of distributions
Class A	16,290,399	6,915,478	1,333,334	936,224	932,494	567,608
Class I	12,206,538	5,435,018	2,225,648	1,568,726	8,561,558	5,476,722
	28,496,937	12,350,496	3,558,982	2,504,950	9,494,052	6,044,330
Cost of shares redeemed
Class A	(28,174,992)	(32,386,579)	(1,959,532)	(1,776,102)	(1,816,057)	(1,399,998)
Class I	(33,835,585)	(31,394,070)	(5,363,611)	(4,328,743)	(15,529,058)	(13,785,320)
	(62,010,577)	(63,780,649)	(7,323,143)	(6,104,845)	(17,345,115)	(15,185,318)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(3,447,287)	(41,877,062)	(2,306,716)	(2,087,969)	823,525	(5,516,359)

Net Increase/(Decrease) in Net Assets	(16,543,923)	20,005,651	(3,432,413)	3,105,480	2,799,208	19,879,556

Net Assets:
Beginning of year	290,353,661	270,348,010	30,078,106	26,972,626	129,622,018	109,742,462
End of year	$273,809,738	$290,353,661	$26,645,693	$30,078,106	$132,421,226	$129,622,018

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights

Selected data for a common share of capital stock outstanding throughout each year:

	Year Ended September 30,
Gabelli Small Cap Dividend Fund	2025	2024	2023	2022	2021
Class A
Net Asset Value, Beginning of Year	$18.37	$14.72	$15.32	$19.71	$12.84
Income from Investment Operations:
Net Investment Income(a)	0.23	0.25	0.27	0.27	0.18
Net Realized and Unrealized Gain/(Loss) on Investments	0.82	4.12	1.40	(2.27)	6.90
Total from Investment Operations	1.05	4.37	1.67	(2.00)	7.08
Distributions:
Net Investment Income	(0.29)	(0.31)	(0.33)	(0.29)	(0.21)
Net Realized Gain on Investments	(1.57)	(0.41)	(1.94)	(2.10)	—
Total Distributions	(1.86)	(0.72)	(2.27)	(2.39)	(0.21)
Net Asset Value, End of Year	$17.56	$18.37	$14.72	$15.32	$19.71
Total Return †	6.29%	30.24%	10.67%	(12.13)%	55.27%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Year (in 000’s)	$155,135	$170,400	$156,054	$162,428	$208,680
Net Investment Income	1.37%	1.55%	1.68%	1.46%	0.98%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.29%	1.29%	1.29%	1.29%	1.29%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.49%	1.50%	1.50%	1.48%	1.47%
Portfolio Turnover Rate	19%	19%	21%	28%	26%

Class I
Net Asset Value, Beginning of Year	$18.38	$14.73	$15.31	$19.75	$12.87
Income from Investment Operations:
Net Investment Income(a)	0.28	0.29	0.31	0.31	0.23
Net Realized and Unrealized Gain/(Loss) on Investments	0.81	4.12	1.41	(2.27)	6.91
Total from Investment Operations	1.09	4.41	1.72	(1.96)	7.14
Distributions:
Net Investment Income	(0.33)	(0.35)	(0.36)	(0.38)	(0.26)
Net Realized Gain on Investments	(1.57)	(0.41)	(1.94)	(2.10)	—
Total Distributions	(1.90)	(0.76)	(2.30)	(2.48)	(0.26)
Net Asset Value, End of Year	$17.57	$18.38	$14.73	$15.31	$19.75
Total Return †	6.57%	30.55%	11.03%	(11.97)%	55.60%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Year (in 000’s)	$118,675	$119,954	$114,294	$124,661	$167,682
Net Investment Income	1.64%	1.80%	1.94%	1.70%	1.22%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.04%	1.04%	1.04%	1.04%	1.04%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.24%	1.25%	1.25%	1.23%	1.22%
Portfolio Turnover Rate	19%	19%	21%	28%	26%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights (Continued)

Selected data for a common share of capital stock outstanding throughout each year:

	Year Ended September 30,
Gabelli SMID Cap Value Fund	2025	2024	2023	2022	2021
Class A
Net Asset Value, Beginning of Year	$9.96	$8.33	$8.15	$12.97	$8.84
Income from Investment Operations:
Net Investment Income(a)	0.07	0.09	0.10	0.07	0.07
Net Realized and Unrealized Gain/(Loss) on Investments	0.78	2.33	1.29	(1.80)	4.64
Total from Investment Operations	0.85	2.42	1.39	(1.73)	4.71
Distributions:
Net Investment Income	(0.08)	(0.11)	(0.07)	(0.06)	(0.03)
Net Realized Gain on Investments	(1.13)	(0.68)	(1.14)	(3.03)	(0.55)
Total Distributions	(1.21)	(0.79)	(1.21)	(3.09)	(0.58)
Net Asset Value, End of Year	$9.60	$9.96	$8.33	$8.15	$12.97
Total Return †	9.68%	30.24%	17.95%	(18.80)%	54.70%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Year (in 000’s)	$10,709	$11,529	$10,296	$10,407	$14,943
Net Investment Income	0.72%	1.03%	1.12%	0.63%	0.59%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.39%	1.39%	1.39%	1.39%	1.39%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.85%	1.80%	1.79%	1.69%	1.63%
Portfolio Turnover Rate	17%	26%	17%	33%	37%

Class I
Net Asset Value, Beginning of Year	$10.36	$8.65	$8.47	$13.37	$9.10
Income from Investment Operations:
Net Investment Income(a)	0.09	0.12	0.12	0.09	0.10
Net Realized and Unrealized Gain/(Loss) on Investments	0.82	2.43	1.34	(1.86)	4.78
Total from Investment Operations	0.91	2.55	1.46	(1.77)	4.88
Distributions:
Net Investment Income	(0.11)	(0.13)	(0.10)	(0.10)	(0.06)
Net Realized Gain on Investments	(1.17)	(0.71)	(1.18)	(3.03)	(0.55)
Total Distributions	(1.28)	(0.84)	(1.28)	(3.13)	(0.61)
Net Asset Value, End of Year	$9.99	$10.36	$8.65	$8.47	$13.37
Total Return †	10.00%	30.73%	18.18%	(18.61)%	55.08%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Year (in 000’s)	$15,937	$18,549	$16,677	$19,295	$32,101
Net Investment Income	0.96%	1.28%	1.38%	0.87%	0.83%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.14%	1.14%	1.14%	1.14%	1.14%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.60%	1.55%	1.54%	1.44%	1.38%
Portfolio Turnover Rate	17%	26%	17%	33%	37%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights (Continued)

Selected data for a common share of capital stock outstanding throughout each year:

	Year Ended September 30,
Gabelli Mid Cap Dividend Fund	2025	2024	2023	2022	2021
Class A
Net Asset Value, Beginning of Year	$31.66	$25.59	$23.68	$26.40	$19.10
Income from Investment Operations:
Net Investment Income(a)	0.32	0.36	0.37	0.34	0.18
Net Realized and Unrealized Gain/(Loss) on Investments	2.44	7.09	2.69	(2.73)	7.35
Total from Investment Operations	2.76	7.45	3.06	(2.39)	7.53
Distributions:
Net Investment Income	(0.34)	(0.37)	(0.40)	(0.33)	(0.23)
Net Realized Gain on Investments	(1.96)	(1.01)	(0.75)	—	—
Total Distributions	(2.30)	(1.38)	(1.15)	(0.33)	(0.23)
Net Asset Value, End of Year	$32.12	$31.66	$25.59	$23.68	$26.40
Total Return †	9.38%	29.83%	12.98%	(9.17)%	39.48%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Year (in 000’s)	$14,518	$14,648	$11,617	$12,752	$15,163
Net Investment Income	1.05%	1.28%	1.39%	1.23%	0.73%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.20%	1.20%	1.20%	1.20%	1.20%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.42%	1.41%	1.41%	1.40%	1.38%
Portfolio Turnover Rate	14%	12%	15%	14%	21%

Class I
Net Asset Value, Beginning of Year	$31.58	$25.53	$23.62	$26.39	$19.09
Income from Investment Operations:
Net Investment Income(a)	0.40	0.43	0.43	0.40	0.25
Net Realized and Unrealized Gain/(Loss) on Investments	2.43	7.07	2.70	(2.72)	7.34
Total from Investment Operations	2.83	7.50	3.13	(2.32)	7.59
Distributions:
Net Investment Income	(0.42)	(0.45)	(0.47)	(0.45)	(0.29)
Net Realized Gain on Investments	(1.95)	(1.00)	(0.75)	—	—
Total Distributions	(2.37)	(1.45)	(1.22)	(0.45)	(0.29)
Net Asset Value, End of Year	$32.04	$31.58	$25.53	$23.62	$26.39
Total Return †	9.66%	30.13%	13.29%	(8.96)%	39.84%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Year (in 000’s)	$117,903	$114,974	$98,125	$96,765	$116,673
Net Investment Income	1.30%	1.53%	1.64%	1.48%	0.98%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	0.95%	0.95%	0.95%	0.95%	0.95%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.17%	1.16%	1.16%	1.15%	1.13%
Portfolio Turnover Rate	14%	12%	15%	14%	21%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.

See accompanying notes to financial statements.

KEELEY Funds, Inc.

Notes to Financial Statements

1. Organization. KEELEY Funds, Inc. (the Corporation) was organized on April 7, 2005 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-ended investment company. Effective June 27, 2025, the Funds were renamed as follows: Keeley Mid Cap Dividend Value Fund became Keeley Gabelli Mid Cap Dividend Fund (Mid Cap Dividend Fund), Keeley Small Mid Cap Value Fund became Keeley Gabelli SMID Cap Value Fund (SMID Cap Value Fund), and Keeley Small Dividend Value Fund became Keeley Gabelli Small Cap Dividend Fund (Small Cap Dividend Fund) (each a Fund, and collectively, the Funds), each with two classes of shares: Class A and Class I.

The investment objectives of each Fund are as follows:

●	Small Cap Dividend Fund seeks to provide long term capital appreciation and current income through investments in equity securities with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.

●	SMID Cap Value Fund seeks to provide long term capital appreciation through investments in equity securities of companies with a small or mid-sized market capitalization.

●	Mid Cap Dividend Fund seeks to provide long term capital appreciation and current income through investments in equity securities of companies with a mid-sized market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.

The Funds’ investment adviser, Gabelli Funds, LLC (the Adviser) serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds’ investment program and manages the operations of each Fund under the general supervision of the Company’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Corporation follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Corporation in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser. Investments in open-end investment companies are valued at each underlying Fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case the security will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities for which quotations are not readily available are valued by the Adviser at their respective fair values as determined in good faith pursuant to procedures adopted by the Corporation’s Board. For each investment that is fair valued, the Adviser takes into consideration, to the extent applicable, various factors, including, but not limited to, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors. Securities fair valued by the Adviser are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 in the fair value hierarchy depending on the observability of the inputs.

KEELEY Funds, Inc.

Notes to Financial Statements (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A  financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of September 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total Market Value at 09/30/25
MID CAP DIVIDEND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$127,757,901	—	—		$127,757,901
U.S. Government Obligations	—	$6,920,975	—		6,920,975
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$127,757,901	$6,920,975	—		$134,678,876

SMALL CAP DIVIDEND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$260,392,841	—	—		$260,392,841
U.S. Government Obligations	—	$12,194,432	—		12,194,432
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$260,392,841	$12,194,432	—		$272,587,273

SMID CAP VALUE FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$25,421,685	—	—		$25,421,685
Warrants (a)	—	—	$0		0
U.S. Government Obligations	—	$1,288,036	—		1,288,036
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$25,421,685	$1,288,036	$0	(b)	$26,709,721

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
(b)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Directors.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

KEELEY Funds, Inc.

Notes to Financial Statements (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in these funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Funds’ expenses. During the fiscal year ended September 30, 2025, Small Cap Dividend Fund and Mid Cap Dividend Fund did not invest in Acquired Funds. The SMID Cap Value Fund’s pro rata portion of periodic expenses charged by the Acquired Funds was approximately 4 basis points.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends. Upon notification from issuers, distributions received from a REIT may be redesignated as a reduction of cost of investments and/or realized gain.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to distribution reclass, redemptions in-kind, and reversal of prior year Real Estate Investment Trust adjustments. These reclassifications, presented in the table below, have no impact on the NAVs of the Funds.

	Accumulated Earnings/ (Losses)	Paid-in Capital
Gabelli Small Cap Dividend Fund	$(6,737,344)	$6,737,344
Gabelli SMID Cap Value Fund	(484,467)	484,467
Gabelli Mid Cap Dividend Fund	(1,969,997)	1,969,997

The tax character of distributions paid during the fiscal years ended September 30, 2025 and 2024 was as follows:

	Gabelli Small Cap Dividend Fund		Gabelli SMID Cap Value Fund			Gabelli Mid Cap Dividend Fund
	Year Ended September 30,		Year Ended September 30,			Year Ended September 30,
	2025	2024	2025	2024		2025	2024
Ordinary income (inclusive of short term capital gains)	$5,464,313	$5,443,386	$411,243	$414,464		$1,886,694	$1,834,983
Net long term capital gains	23,698,105	7,198,985	3,169,500	2,355,635		7,734,506	4,299,377
Total distributions paid	$29,162,418	$12,642,371	$3,580,743	$2,770,099	*	$9,621,200	$6,134,360

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

KEELEY Funds, Inc.

Notes to Financial Statements (Continued)

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains.

At September 30, 2025, the components of accumulated earnings/losses on a tax basis were as follows:

	Gabelli Small Cap Dividend Fund	Gabelli SMID Cap Value Fund
Undistributed ordinary income (inclusive of short term capital gains)	$—	$329,141
Undistributed long term capital gain	8,180,738	1,686,676
Unrealized appreciation	77,476,507	9,536,495
Total accumulated earnings	$85,657,245	$11,552,312

Gabelli Mid Cap Dividend Fund
Undistributed ordinary income (inclusive of short term capital gains)	$—
Undistributed long term capital gain	5,630,200
Unrealized appreciation	47,763,289
Total accumulated earnings	$53,393,489

At September 30, 2025, the temporary differences between book basis and tax basis unrealized appreciation/depreciation on investments was primarily due to deferral of losses from wash sales.

The following summarizes the tax cost of investments and the related net unrealized appreciation at September 30, 2025:

	Gabelli Small Cap Dividend Fund	Gabelli SMID Cap Value Fund	Gabelli Mid Cap Dividend Fund
Aggregate cost of investments	$195,110,766	$17,173,226	$86,915,587
Gross unrealized appreciation	$87,105,638	$10,480,494	$50,652,875
Gross unrealized depreciation	(9,629,131)	(943,999)	(2,889,586)
Net unrealized appreciation	$77,476,507	$9,536,495	$47,763,289

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the fiscal year ended September 30, 2025, the Funds did not incur any income tax, interest, or penalties. As of September 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. In December 2023, FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) (ASU 2023-09) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements and does not expect the guidance to have a material impact to the funds.

KEELEY Funds, Inc.

Notes to Financial Statements (Continued)

3. Investment Advisory Agreements and Other Transactions. The Corporation, on behalf of each Fund, has entered into an investment advisory agreement (the Agreement) with the Adviser, with whom certain officers and directors of the Corporation are affiliated, to furnish investment advisory services to that Fund. Under the terms of the Agreement, Small Cap Dividend Fund and SMID Cap Value Fund each pay the Adviser a monthly fee at the annual rate of 1.00% of the Fund’s first $350 million of average daily net assets, 0.90% for net assets greater than $350 million but less than $700 million, and 0.80% in excess of $700 million of the Fund’s average daily net assets. Mid Cap Dividend Fund pays the Adviser a monthly fee at the annual rate of 0.90% of the Fund’s first $700 million of average daily net assets and 0.80% for net assets greater than $700 million.

The Adviser has contractually agreed to waive a portion of its fees and/or reimburse expenses with respect to each Fund until February 28, 2026 (the Expense Cap Agreement), such that total expenses, exclusive of taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of a Fund’s securities will not exceed the following amounts of average daily net assets of the respective Fund:

	Class A	Class I
Small Cap Dividend Fund	1.29%	1.04%
SMID Cap Value Fund	1.39%	1.14%
Mid Cap Dividend Fund	1.20%	0.95%

Any reimbursements or fee waivers made by the Adviser to a Fund are subject to repayment by the Fund, to the extent that the Fund is able to make the repayment within its Expense Cap Agreement. However, the repayment of previously waived expenses is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. The Adviser did not recoup any fees previously waived or reimbursed under the Expense Cap Agreement for the fiscal year ended September 30, 2025. The table below indicates the amount of fees contingently available for recoupment by the Adviser in future periods:

As of September 30, 2025, the cumulative unreimbursed amounts which may be recovered by the Adviser are as follows:

	For the year ended September 30, 2023, expiring September 30, 2026	For the year ended September 30, 2024, expiring September 30, 2027	For the year ended September 30, 2025, expiring September 30, 2028	Total
Small Cap Dividend Fund	$645,723	$579,265	$551,508	$1,776,496
SMID Cap Value Fund	118,809	117,978	125,489	362,276
Mid Cap Dividend Fund	248,028	247,362	281,241	776,631

Any waiver or reimbursement is subject to later adjustment during the term of each Fund’s investment advisory agreement to allow Keeley-Teton to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps. Keeley-Teton, however, will only be entitled to recoup such amounts for a period of three years following the fiscal year in which such amount was waived or reimbursed. On May 1, 2025, Keeley-Teton announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC (the Transaction).

4. Distribution Plan. The Corporation’s Board has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Class A Shares. The Plan is designed to finance or assist in the financing of any activity primarily intended to result in the sale of Class A Shares by G.distributors, LLC (the Distributor), an affiliate of the Adviser, with whom certain officers and directors of the Corporation are affiliated, and to permit the Corporation to compensate the Distributor and other dealers of its shares. Each Fund paid the Distributor and each dealer a monthly fee at the annual rate of 0.25% of the average daily net assets of Fund shares beneficially owned by the Distributor’s and each dealer’s existing brokerage clients. The Plan can be continued in effect from year to year if such continuance is approved annually by the Board of the Corporation, including the vote of a majority of the Independent Directors.

For the fiscal year ended September 30, 2025, Small Cap Dividend Fund – Class A expensed $395,058 in distribution fees, of which $2,885 was paid to the Distributor; SMID Cap Value Fund – Class A expensed $26,300 in distribution fees, of which $788 was paid to the Distributor; and Mid Cap Dividend Fund – Class A expensed $35,835 in distribution fees, of which $517 was paid to the Distributor. The distribution fees paid to the Distributor are unaudited.

The Corporation has adopted a Shareholder Servicing Agreement for all of its Funds and their Classes. The Corporation has retained the Adviser to serve as the shareholder servicing agent for the Funds pursuant to the Shareholder Servicing Agreement. Under the Shareholder Servicing Agreement, the Corporation will pay the Adviser a monthly fee calculated at an annual rate of 0.05% of each Fund’s average daily net assets for providing support services to investors who beneficially own shares of a Fund.

KEELEY Funds, Inc.

Notes to Financial Statements (Continued)

The Shareholder Servicing Agreement may be continued in effect from year to year if such continuance is approved annually by the Board of the Corporation, including the vote of a majority of the Independent Directors. For the fiscal year ended September 30, 2025, the Adviser received $185,963, $36,475, and $85,144 from Small Cap Dividend Fund, SMID Cap Value Fund, and Mid Cap Dividend Fund, respectively.

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the fiscal year ended September 30, 2025, other than short term securities, are as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)
Small Cap Dividend Fund	$50,649,662	$77,484,166
SMID Cap Value Fund	4,555,057	10,305,636
Mid Cap Dividend Fund	16,605,503	24,171,573

6. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the fiscal year ended September 30, 2025, Small Cap Dividend Fund, SMID Cap Value Fund, and Mid Cap Dividend Fund had realized net gain of $6,737,344, $489,595, and $2,002,946 on $10,632,254, $756,377, and $2,842,954 of redemptions-in-kind, including cash of $554,027.

7. Transactions with Affiliates and Other Arrangements. During the fiscal year ended September 30, 2025, the Distributor retained a total of $4,190 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the fiscal year ended September 30, 2025, Small Cap Dividend Fund, SMID Cap Value Fund, and Mid Cap Dividend Fund accrued $70,873, $5,949, and $33,753, respectively, in the Statements of Operations, in connection with the cost of computing these Funds’ NAVs.

As per the approval of the Board, the Funds are allocated a portion of the Chief Compliance Officer’s compensation cost. For the fiscal year ended September 30, 2025, the Funds paid or accrued $89,999 in chief compliance officer compensation in the Statements of Operations.

The Adviser has an administration agreement for each of the Funds with Gabelli Funds, LLC, which has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $10,000 plus $2,000 for each Board meeting attended, and they are reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, and the Chairman of the Audit Committee receives a $25,000 annual fee. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

8. Line of Credit. The Funds participate in an unsecured line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which they may each borrow up to 10% of their net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statements of Operations.

During the fiscal year ended September 30, 2025, the Mid Cap Dividend Fund borrowed $2,516,000 for one day at a weighted average interest rate of 5.59%. During the fiscal year ended September 30, 2025, the Small Cap Dividend Fund and the SMID Cap Value Fund did not borrow under the line of credit.

9. Significant Shareholder. As of September 30, 2025, 11.5%, 14.5%, and 41.7% of Small Cap Dividend Fund, SMID Cap Value Fund, and Mid Cap Dividend Fund, respectively, were beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

KEELEY Funds, Inc.

Notes to Financial Statements (Continued)

10. Capital Stock. The Funds offer two classes of shares - Class A Shares and Class I Shares. The public offering price for Class A Shares is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 4.50%. The public offering price for Class I Shares is the net asset value. As noted in the Funds’ prospectus, Class I is an institutional class and does not charge a sales load or a 12b-1 fee to its shareholders.

Transactions in shares of capital stock were as follows:

	Small Cap Dividend Fund		SMID Cap Value Fund		Mid Cap Dividend Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Class A
Shares sold	268,144	231,871	20,844	13,255	17,616	38,565
Shares issued upon reinvestment of distributions	969,389	417,473	151,515	106,028	31,432	20,067
Shares redeemed	(1,680,488)	(1,973,913)	(214,415)	(198,727)	(59,770)	(49,879)
Net increase/(decrease) in Class A Shares	(442,955)	(1,324,569)	(42,056)	(79,444)	(10,722)	8,753

Class I
Shares sold	1,556,229	355,548	134,949	150,961	266,436	92,000
Shares issued upon reinvestment of distributions	726,373	327,696	243,773	171,258	289,192	193,858
Shares redeemed in-kind	(673,008)	—	(81,917)	—	(93,028)	—
Shares redeemed	(1,381,715)	(1,916,992)	(491,609)	(458,960)	(423,261)	(489,048)
Net increase/(decrease) in Class I Shares	227,879	(1,233,748)	(194,804)	(136,741)	39,339	(203,190)

ReFlow Fund LLC. The Funds may participate in the ReFlow Fund, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the fiscal year ended September 30, 2025 the following Funds utilized ReFlow. The shares ReFlow subscribed to, cash redemptions, redemptions-in-kind, and service fees were as follows:

Fund	Shares ReFlow Subscribed to	Cash redemptions	Redemptions-in-kind	Service Fees
Small Cap Dividend Fund	686,046	$435,423	$10,196,831	$18,014
SMID Cap Value Fund	81,917	26,164	730,213	1,155
Mid Cap Dividend Fund	94,668	92,440	2,750,514	4,543

11. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

12. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

13. Subsequent Events. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of KEELEY Funds, Inc. and Shareholders of Keeley Gabelli Small Cap Dividend Fund, Keeley Gabelli SMID Cap Value Fund and Keeley Gabelli Mid Cap Dividend Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Keeley Gabelli Small Cap Dividend Fund, Keeley Gabelli SMID Cap Value Fund and Keeley Gabelli Mid Cap Dividend Fund (constituting KEELEY Funds, Inc., hereafter collectively referred to as the “Funds”) as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025 and each of the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
November 25, 2025

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

KEELEY Funds, Inc.

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, each Fund has established a liquidity risk management program (collectively, the LRM Program) to govern their approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that each Fund is primarily invested in highly liquid securities and, accordingly, continue to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, each Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to each Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

2025 Tax Notice to Shareholders (Unaudited)

Keeley Gabelli Small Cap Dividend Fund – During the fiscal year ended September 30, 2025, the Fund paid to shareholders ordinary income dividends totaling $0.2900 and $0.3300 per share for Class A and Class I, respectively. During the fiscal year ended September 30, 2025, the Fund paid to shareholders long term capital gains totaling $23,698,105. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Directors. For the fiscal year ended September 30, 2025, 100% of the ordinary income dividend qualifies for the dividend received deduction available to corporations. The Fund designates 100% of the ordinary income distributions as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 2.49% of the ordinary income distributions as qualified interest income, pursuant to the American Jobs Creation Act of 2004.

Keeley Gabelli SMID Cap Value Fund – During the fiscal year ended September 30, 2025, the Fund paid to shareholders ordinary income dividends totaling $0.0800 and $0.1100 per share for Class A and Class I, respectively. During the fiscal year ended September 30, 2025, the Fund paid to shareholders long term capital gains totaling $3,169,500. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Directors. For the fiscal year ended September 30, 2025, 100% of the ordinary income dividend qualifies for the dividend received deduction available to corporations. The Fund designates 100% of the ordinary income distributions as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 30.09% of the ordinary income distributions as qualified interest income, pursuant to the American Jobs Creation Act of 2004.

Keeley Gabelli Mid Cap Dividend Fund – During the fiscal year ended September 30, 2025, the Fund paid to shareholders ordinary income dividends (inclusive of short term capital gains) totaling $0.3400 and $0.4200 per share for Class A and Class I, respectively. During the fiscal year ended September 30, 2025, the Fund paid to shareholders long term capital gains totaling $7,734,506. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Directors. For the fiscal year ended September 30, 2025, 100% of the ordinary income dividend qualifies for the dividend received deduction available to corporations. The Fund designates 100% of the ordinary income distributions as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 11.3% of the ordinary income distributions as qualified interest income, pursuant to the American Jobs Creation Act of 2004.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the fiscal year ended September 30, 2025 which was derived from U.S. Treasury securities was 2.49%, 2.86%, and 4.79% for Keeley Gabelli Small Cap Dividend Fund, Keeley Gabelli SMID Cap Value Fund, and Keeley Gabelli Mid Cap Dividend Fund, respectively. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The KEELEY Funds did not meet this strict requirement in 2025. The percentage of U.S. Government securities held as of September 30, 2025 was 4.5%, 4.8% and 5.2% for Keeley Gabelli Small Cap Dividend Fund, Keeley Gabelli SMID Cap Value Fund, and Keeley Gabelli Mid Cap Dividend Fund, respectively. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Keeley Funds and Your Personal Privacy

Protecting your personal information is an important priority for us. The Funds’ privacy policy is designed to support this objective. We collect nonpublic personal information about you from the following sources:

●	Information we receive from you on applications or on other forms; correspondence or conversations, such as your name, address, social security number, assets, income, and date of birth.

●	Information about your transactions with us, our affiliates or others, such as your account numbers and balances, transaction history, parties to transactions, cost basis information, and other financial information.

The Funds restrict access to your nonpublic information by maintaining physical, electronic, and procedural safeguards.

The Funds do not disclose any nonpublic information about their current or former customers to nonaffiliated third parties, except as permitted by law. G.distributors, LLC. is the Distributor and Keeley-Teton Advisors, LLC. is the Investment Adviser for the Keeley Funds and are both affiliates of the Keeley Funds. We may share your nonpublic information with affiliates who require such information to provide products or services to you. You may request that we not share your nonpublic information with our affiliates for use by them in marketing products or services to you by calling us toll-free at 1-800-422-3554. We will honor your choice until you tell us otherwise. If you have a joint account, your instruction will be applied to all account holders on that account.

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Keeley Gabelli Small Cap Dividend Fund
Keeley Gabelli SMID Cap Value Fund
Keeley Gabelli Mid Cap Dividend Fund

One Corporate Center
Rye, New York 10580-1422

General and Account Information:

800-422-3554

fax: 312-786-5003

website: www.gabelli.com

e-mail: info@gabelli.com

Board of Directors

LAURA D. ALTER Former Managing Director and Senior Partner of Fixed Income, Harris Investments	KEVIN M. KEELEY* Co-Chairman, Executive Chairman, and President Keeley - Teton Advisors, LLC President, Keeley Funds, Inc.	SEAN LOWRY Former Executive Vice President, Pacor Mortgage Corp.

ANTHONY S. COLAVITA Attorney, Anthony S. Colavita, P.C.	JEROME J. KLINGENBERGER Executive Vice President and Chief Financial Officer Grayhill, Inc..	MICHAEL J. MELARKEY Of Counsel, McDonald Carano Wilson LLP

JAMES P. CONN Former Managing Director and Chief Investment Officer, Financial Security Assurance Holdings Ltd.

* Interested Director

Officers

KEVIN M. KEELEY President	JOHN C. BALL Treasurer	PETER GOLDSTEIN Secretary and Vice President

RICHARD J. WALZ	THOMAS E. BROWNE Jr.
Chief Compliance Officer	Vice President

Investment Adviser Gabelli Funds, LLC Custodian State Street Bank and Trust Company	Distributor G.distributors, LLC Legal Counsel Paul Hastings LLP

This report is submitted for the information of the shareholders of the KEELEY Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABKLQ325AR

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

KEELEY Funds

Financial Highlights

Selected data for a common share of capital stock outstanding throughout each year:

	Year Ended September 30,
Gabelli Small Cap Dividend Fund	2025	2024	2023	2022	2021
Class A
Net Asset Value, Beginning of Year	$18.37	$14.72	$15.32	$19.71	$12.84
Income from Investment Operations:
Net Investment Income(a)	0.23	0.25	0.27	0.27	0.18
Net Realized and Unrealized Gain/(Loss) on Investments	0.82	4.12	1.40	(2.27)	6.90
Total from Investment Operations	1.05	4.37	1.67	(2.00)	7.08
Distributions:
Net Investment Income	(0.29)	(0.31)	(0.33)	(0.29)	(0.21)
Net Realized Gain on Investments	(1.57)	(0.41)	(1.94)	(2.10)	—
Total Distributions	(1.86)	(0.72)	(2.27)	(2.39)	(0.21)
Net Asset Value, End of Year	$17.56	$18.37	$14.72	$15.32	$19.71
Total Return †	6.29%	30.24%	10.67%	(12.13)%	55.27%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Year (in 000’s)	$155,135	$170,400	$156,054	$162,428	$208,680
Net Investment Income	1.37%	1.55%	1.68%	1.46%	0.98%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.29%	1.29%	1.29%	1.29%	1.29%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.49%	1.50%	1.50%	1.48%	1.47%
Portfolio Turnover Rate	19%	19%	21%	28%	26%

Class I
Net Asset Value, Beginning of Year	$18.38	$14.73	$15.31	$19.75	$12.87
Income from Investment Operations:
Net Investment Income(a)	0.28	0.29	0.31	0.31	0.23
Net Realized and Unrealized Gain/(Loss) on Investments	0.81	4.12	1.41	(2.27)	6.91
Total from Investment Operations	1.09	4.41	1.72	(1.96)	7.14
Distributions:
Net Investment Income	(0.33)	(0.35)	(0.36)	(0.38)	(0.26)
Net Realized Gain on Investments	(1.57)	(0.41)	(1.94)	(2.10)	—
Total Distributions	(1.90)	(0.76)	(2.30)	(2.48)	(0.26)
Net Asset Value, End of Year	$17.57	$18.38	$14.73	$15.31	$19.75
Total Return †	6.57%	30.55%	11.03%	(11.97)%	55.60%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Year (in 000’s)	$118,675	$119,954	$114,294	$124,661	$167,682
Net Investment Income	1.64%	1.80%	1.94%	1.70%	1.22%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.04%	1.04%	1.04%	1.04%	1.04%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.24%	1.25%	1.25%	1.23%	1.22%
Portfolio Turnover Rate	19%	19%	21%	28%	26%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights (Continued)

Selected data for a common share of capital stock outstanding throughout each year:

	Year Ended September 30,
Gabelli SMID Cap Value Fund	2025	2024	2023	2022	2021
Class A
Net Asset Value, Beginning of Year	$9.96	$8.33	$8.15	$12.97	$8.84
Income from Investment Operations:
Net Investment Income(a)	0.07	0.09	0.10	0.07	0.07
Net Realized and Unrealized Gain/(Loss) on Investments	0.78	2.33	1.29	(1.80)	4.64
Total from Investment Operations	0.85	2.42	1.39	(1.73)	4.71
Distributions:
Net Investment Income	(0.08)	(0.11)	(0.07)	(0.06)	(0.03)
Net Realized Gain on Investments	(1.13)	(0.68)	(1.14)	(3.03)	(0.55)
Total Distributions	(1.21)	(0.79)	(1.21)	(3.09)	(0.58)
Net Asset Value, End of Year	$9.60	$9.96	$8.33	$8.15	$12.97
Total Return †	9.68%	30.24%	17.95%	(18.80)%	54.70%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Year (in 000’s)	$10,709	$11,529	$10,296	$10,407	$14,943
Net Investment Income	0.72%	1.03%	1.12%	0.63%	0.59%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.39%	1.39%	1.39%	1.39%	1.39%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.85%	1.80%	1.79%	1.69%	1.63%
Portfolio Turnover Rate	17%	26%	17%	33%	37%

Class I
Net Asset Value, Beginning of Year	$10.36	$8.65	$8.47	$13.37	$9.10
Income from Investment Operations:
Net Investment Income(a)	0.09	0.12	0.12	0.09	0.10
Net Realized and Unrealized Gain/(Loss) on Investments	0.82	2.43	1.34	(1.86)	4.78
Total from Investment Operations	0.91	2.55	1.46	(1.77)	4.88
Distributions:
Net Investment Income	(0.11)	(0.13)	(0.10)	(0.10)	(0.06)
Net Realized Gain on Investments	(1.17)	(0.71)	(1.18)	(3.03)	(0.55)
Total Distributions	(1.28)	(0.84)	(1.28)	(3.13)	(0.61)
Net Asset Value, End of Year	$9.99	$10.36	$8.65	$8.47	$13.37
Total Return †	10.00%	30.73%	18.18%	(18.61)%	55.08%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Year (in 000’s)	$15,937	$18,549	$16,677	$19,295	$32,101
Net Investment Income	0.96%	1.28%	1.38%	0.87%	0.83%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.14%	1.14%	1.14%	1.14%	1.14%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.60%	1.55%	1.54%	1.44%	1.38%
Portfolio Turnover Rate	17%	26%	17%	33%	37%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights (Continued)

Selected data for a common share of capital stock outstanding throughout each year:

	Year Ended September 30,
Gabelli Mid Cap Dividend Fund	2025	2024	2023	2022	2021
Class A
Net Asset Value, Beginning of Year	$31.66	$25.59	$23.68	$26.40	$19.10
Income from Investment Operations:
Net Investment Income(a)	0.32	0.36	0.37	0.34	0.18
Net Realized and Unrealized Gain/(Loss) on Investments	2.44	7.09	2.69	(2.73)	7.35
Total from Investment Operations	2.76	7.45	3.06	(2.39)	7.53
Distributions:
Net Investment Income	(0.34)	(0.37)	(0.40)	(0.33)	(0.23)
Net Realized Gain on Investments	(1.96)	(1.01)	(0.75)	—	—
Total Distributions	(2.30)	(1.38)	(1.15)	(0.33)	(0.23)
Net Asset Value, End of Year	$32.12	$31.66	$25.59	$23.68	$26.40
Total Return †	9.38%	29.83%	12.98%	(9.17)%	39.48%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Year (in 000’s)	$14,518	$14,648	$11,617	$12,752	$15,163
Net Investment Income	1.05%	1.28%	1.39%	1.23%	0.73%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.20%	1.20%	1.20%	1.20%	1.20%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.42%	1.41%	1.41%	1.40%	1.38%
Portfolio Turnover Rate	14%	12%	15%	14%	21%

Class I
Net Asset Value, Beginning of Year	$31.58	$25.53	$23.62	$26.39	$19.09
Income from Investment Operations:
Net Investment Income(a)	0.40	0.43	0.43	0.40	0.25
Net Realized and Unrealized Gain/(Loss) on Investments	2.43	7.07	2.70	(2.72)	7.34
Total from Investment Operations	2.83	7.50	3.13	(2.32)	7.59
Distributions:
Net Investment Income	(0.42)	(0.45)	(0.47)	(0.45)	(0.29)
Net Realized Gain on Investments	(1.95)	(1.00)	(0.75)	—	—
Total Distributions	(2.37)	(1.45)	(1.22)	(0.45)	(0.29)
Net Asset Value, End of Year	$32.04	$31.58	$25.53	$23.62	$26.39
Total Return †	9.66%	30.13%	13.29%	(8.96)%	39.84%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Year (in 000’s)	$117,903	$114,974	$98,125	$96,765	$116,673
Net Investment Income	1.30%	1.53%	1.64%	1.48%	0.98%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	0.95%	0.95%	0.95%	0.95%	0.95%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.17%	1.16%	1.16%	1.15%	1.13%
Portfolio Turnover Rate	14%	12%	15%	14%	21%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.

See accompanying notes to financial statements.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

Anthony S. Colavita	$10,000
James P. Conn	$9,000
Michael J. Melarkey	$9,000
Laura D. Alter	$10,000
Sean Lowry	$9,000
Jerome J. Klingenberger	$22,500

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the 1940 Act contemplates that the Board of Directors (the Board) of the Fund, including a majority of the Directors who have no direct or indirect interest in the investment management agreement and are not interested persons of the Corporation, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing Management Agreement (the Agreement) and approve any newly proposed terms therein. At a meeting held on August 20, 2025, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Manager and the re-approval of the Management Agreement.

In determining whether to approve the continuance of the Management Agreement, the Board Members considered the following information:

1)	The nature, extent and quality of services provided by the Adviser.

The Board reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Funds, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Adviser also provided, at its expense, office facilities for use by the Funds and supervisory personnel responsible for supervising the performance of administrative, accounting and related services including, for each Fund, monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board noted that, in addition to managing the investment program for the Funds, the Adviser provided certain non-advisory and compliance services, including services under the Funds’ Rule 38a-1 compliance program. The Board also considered that the Adviser paid for all compensation of officers and Board Members of the Corporation who are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Funds who had invested through various programs offered by third party financial intermediaries. The Board evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel.

The Board reviewed the personnel responsible for providing services to the Funds and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser, and their agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Agreements, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources were adequate, and (v) the Adviser had kept the Board apprised of developments relating to each Fund and the industry in general. The Board also focused on the Adviser’s reputation and long-standing relationship with the Funds. The Board also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Funds.

2)	The performance of the Funds and the Adviser.

The Board reviewed the investment performance of each Fund, on an absolute basis, as compared with their Broadridge peer group of other SEC registered funds, and against each Fund’s broad-based securities market benchmarks as reflected in the Funds’ prospectus and annual report. The Board also considered rankings and ratings of the Funds issued by Broadridge over the short, intermediate, and long term. The Board considered each Fund’s one-, three-, five- and ten-year average annual total return for the periods ended June 30, 2025, but placed greatest emphasis on a Fund’s longer term performance. The peer groups considered by the Board were developed by Broadridge and were comprised of funds within the same Broadridge peer group category (each, a “Broadridge Performance Peer Group,” and collectively, the “Broadridge Performance Peer Groups”). Each Fund’s performance against its respective Broadridge Performance Peer Group was considered by the Board as providing an objective comparison against which each Fund’s performance could be assessed. In general, the Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Funds’ shareholders the total return performance that was available in the marketplace, given each Fund’s investment objectives, strategies, limitations, and restrictions. In reviewing the Funds’ performance, the Board noted that: (i) KMDVF, on a total return basis, was in the first quintile for the one- and five-year periods, the second quintile for the three-year period, and in the fourth quintile for the ten-year period; (ii) KSMVF, on a total return basis, was in the first quintile for the one-, three- and five-year periods, and third quintile for the ten-year period; and (iii) KSDVF, was in the second quintile for the one- and three-year periods, in the fourth quintile for the five-year period, and in the third quintile for the ten-year period. Discussion and questions followed.

In connection with its assessment of the performance of the Adviser, the Board considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its responsibilities under the Advisory Agreement. The Board concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Funds to date.

3)	The cost of the advisory services and the profits to the Adviser and their affiliates from the relationship with the Funds.

In connection with the Board’s consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from their relationships with the Funds, the Board considered a number of factors. First, the Board compared the level of the advisory fee for each Fund against comparative Broadridge expense peer groups (each, a “Broadridge Expense Peer Group,” and collectively, the “Broadridge Expense Peer Groups”). The Board also considered comparative non-advisory fee expenses and comparative total fund expenses of the Funds and each Broadridge Expense Peer Group. The Board considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. The Board noted that for KMDVF the contractual advisory fee was in the fifth quintile, the actual advisory fees were in the third quintile, and the total expenses (including 12b-1/non-12b-1 fees) were in the fourth quintile, as compared to its Broadridge Expense Peer Group. With respect to KSMVF, the Board noted that the contractual advisory fee and the total expenses (including 12b-1/non-12b-1 fees) were in the fifth quintile, and the actual advisory fees were in the second quintile, as compared to its Broadridge Expense Peer Group. In connection with their review of KSDVF, the Board noted that the contractual advisory fee is in the fifth quintile, the actual advisory fee was in the fourth quintile, and the total expenses (including 12b-1/non-12b-1 fees) were in the fourth quintile, as compared to its Broadridge Expense Peer Group. The Board noted that each of the Funds operated pursuant to an expense limitation agreement with the Adviser, wherein the Adviser had agreed to waive a portion of its fee or reimburse a Fund for a portion of its expenses necessary to limit the Fund’s total operating expenses to the level set forth in the respective Fund’s prospectus.

The Board also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Funds and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed pro forma Income Statements of the Adviser for the year ended December 31, 2024. The Board considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to each of the Funds. The Board concluded that the profitability of the Funds to the Adviser under either analysis was not excessive.

4)	The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

With respect to the Board’s consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Funds at higher asset levels. The Board also reviewed data from the Expense Peer Groups to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board concluded that they were unable to assess at this time whether economies of scale would be realized if the Funds were to experience significant asset growth. In the event there was to be significant asset growth in the Funds, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors.

In addition to the above factors, the Board also discussed other benefits received by the Adviser from its management of the Funds. The Board considered that the Adviser does use soft dollars in connection with its management of the Funds.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that each Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of each Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Keeley Funds, Inc.

By (Signature and Title)*	/s/ Kevin Keeley
Kevin Keeley, Principal Executive Officer

Date	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin Keeley
Kevin Keeley, Principal Executive Officer

Date	December 5, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	December 5, 2025

*	Print the name and title of each signing officer under his or her signature.